SHARE-BASED PAYMENTS - Stock Options - Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENTS
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	38,951	38,951	11,631
Granted	1,277,140		27,320
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	38,951	38,951	38,951
SHARE-BASED PAYMENTS
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 362.11	$ 362.11	$ 362
SHARE-BASED PAYMENTS
Share-based Compensation Arrangement by Share-based Option Exercisable	35,365	34,713	31,646